CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 7,375	$ 6,066
Trade receivables (net of allowance for doubtful accounts of $ 1,127 and $ 1,281 at December 31, 2017 and 2016, respectively)	13,660	11,464
Other accounts receivable and prepaid expenses (Note 3)	2,865	2,504
Inventories (Note 4)	6,551	5,242
Total current assets	30,451	25,276
LONG-TERM ASSETS:
Long-term loan to related party	973	831
Long-term accounts receivable	1,116	564
Severance pay fund (Note 2r)	3,546	2,878
Property and equipment, net (Note 5)	5,848	5,614
Other intangible assets, net (Note 6)	1,935	2,178
Goodwill (Note 7)	41,010	38,107
Deferred tax asset (Note 15)	9,585	1,433
Total long-term assets	64,013	51,605
Total assets	94,464	76,881
CURRENT LIABILITIES:
Short-term bank credit and current maturities of long-term loans (Note 8)	5,101	4,836
Trade payables	6,204	7,116
Deferred revenues and customer advances	777	1,037
Other accounts payable and accrued expenses (Note 9)	9,117	6,839
Total current liabilities	21,199	19,828
LONG-TERM LIABILITIES:
Long-term loans from banks (Note 10)	5,015	10,182
Deferred taxes and other long-term liabilities (Note 11)	838	976
Accrued severance pay (Note 2r)	3,996	3,206
Total long term liabilities	9,849	14,364
COMMITMENTS AND CONTINGENT LIABILITIES (Note 12)
Pointer Telocation Ltd's shareholders' equity:
Share capital (Note 13) Ordinary shares of NIS 3 par value - Authorized: 16,000,000 shares at December 31, 2017 and 2016; Issued and outstanding: 8,059,094 and 7,873,919 shares at December 31, 2017 and 2016, respectively	5,995	5,837
Additional paid-in capital	129,076	128,438
Accumulated other comprehensive loss	(2,340)	(5,633)
Accumulated deficit	(69,597)	(86,115)
Total Pointer Telocation Ltd's shareholders' equity	63,134	42,527
Non-controlling interest	282	162
Total equity	63,416	42,689
Total liabilities and equity	$ 94,464	$ 76,881